Investments and loan receivable (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Investments and loan receivable
Investments and loan receivable (note 5)	$ 308.2	$ 238.4	$ 308.2	$ 238.4	$ 238.4
Unrealized gains losses on available-for-sale investments
Gain on change in the fair value of equity investments at FVTOCI	53.5	42.6	74.9	1.9
Tax expense in other comprehensive income	(6.8)	(5.6)	(9.6)	(0.2)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	46.7	$ 37.0	65.3	$ 1.7
Equity investments
Investments and loan receivable
Investments and loan receivable (note 5)	266.5		266.5		195.6
Equity method investments	266.5		266.5		195.6
Cost of equity investments disposed of	4.6		4.6
Gross proceeds from disposal			12.7
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments	239.9		239.9		162.2
Other
Investments and loan receivable
Equity method investments	26.6		26.6		33.4
Loan receivable
Investments and loan receivable
Investments and loan receivable (note 5)	38.4		$ 38.4		37.1
Loan bears interest			7.00%
Warrants
Investments and loan receivable
Investments and loan receivable (note 5)	$ 3.3		$ 3.3		$ 5.7